Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / ¥
Summary of significant accounting policies
Transfer of assets from level 1 to level 2	¥ 0		¥ 0
Transfer of assets from level 2 to level 1	0		0
Transfer of assets in and out of level 3	0		0
Transfer of liabilities from level 1 to level 2	0		0
Transfer of liabilities from level 2 to level 1	0		0
Transfer of liabilities in and out of level 3	0		0
Expected credit loss for accounts receivable	102,200	$ 14,002	0	¥ 0
Deferred revenue	620,000		58,293		$ 84,940
Impairment of long-lived assets	0		0	0
Prepayment for acquisition	¥ 32,000,000		0		$ 4,383,982
VAT rate	6.00%	6.00%
Penalties or interest relating to income taxes	¥ 0		0	0
Employee welfare contribution expenses	557,800	$ 76,418	475,456	386,518
Dilutive securities	¥ 0		0	0
Exchange rate | $ / ¥	7.2993				7.2993
Research and development expenses	¥ 709,828	$ 97,246	¥ 695,815	¥ 378,502